Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon the Company is obliged to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume, purchase obligations under “take or pay” arrangements are as follows:

Year ended December 31,	RMB	US$
2018	382,570	58,800
2019	663,488	101,976
2020	663,488	101,976
2021	663,488	101,976
2022	663,488	101,976
Thereafter	2,529,340	388,752
Total	5,565,862	855,456